Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,410,836.80
Previously Paid Amount	0.00
Total Fee Amount	16,628.74
Total Offset Amount	0.00
Net Fee	$ 16,628.74